Financial Risk Management - Market Risk - Equity and equity-related holdings (Details) € in Millions, shares in Millions, $ in Millions, $ in Millions				12 Months Ended
	Mar. 28, 2025 USD ($)	Dec. 20, 2024 USD ($)	Nov. 01, 2024 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Financial Risk Management.
Investments in associates, at fair value				$ 11,057.7			$ 8,144.8
Net gains (losses) on investments				3,151.4			1,067.2
Sales of investments in associates				630.0			682.7
Orla Mining Limited
Financial Risk Management.
Sales of investments in associates				316.5	$ 441.1
Peak Achievement Athletics
Financial Risk Management.
Proportion of ownership interest in subsidiary		100.00%						42.60%
Gain on remeasurement of previously held equity interest		$ 203.4
Common stocks
Financial Risk Management.
Net gains (losses) on investments				1,491.2			296.8
Bonds and preferred stocks - convertible
Financial Risk Management.
Net gains (losses) on investments				178.7			14.6
Equity price risk
Financial Risk Management.
Investments in associates, at fair value				13,154.4			9,997.9
Exposure/Notional amount				26,600.2			20,347.3
Carrying value				21,015.2			16,855.0
Net gains (losses) on investments				3,050.1			1,859.0
Equity price risk | Eurolife Life Operations
Financial Risk Management.
Notional amount of long equity exposures classified as held for sale				200.7
Equity price risk | Stelco
Financial Risk Management.
Aggregate consideration received			$ 638.1
Gain on sale of associate			$ 343.7
Equity price risk | Sigma companies international corp
Financial Risk Management.
Aggregate consideration received	$ 327.1
Gain on sale of associate	$ 178.7
Equity price risk | Eurobank
Financial Risk Management.
Gain on sale of associate				$ 58.5
Number of shares sold | shares				96.9
Sales of investments in associates				$ 248.5		€ 232.9
Equity price risk | Common stocks
Financial Risk Management.
Exposure/Notional amount				9,371.1			7,487.8
Carrying value				9,371.1			7,487.8
Net gains (losses) on investments				$ 1,491.2			296.8
Equity price risk | Common stocks | Orla Mining Limited
Financial Risk Management.
Number of shares sold | shares				25.0
Sales of investments in associates				$ 316.5	$ 441.1
Net realized gain				228.1
Unrealized gain from prior years recognized upon the sale of an associate				52.5
Equity price risk | Bonds and preferred stocks - convertible
Financial Risk Management.
Exposure/Notional amount				417.1			273.6
Carrying value				417.1			273.6
Net gains (losses) on investments				178.7			14.6
Equity price risk | Investments in associates
Financial Risk Management.
Exposure/Notional amount				13,154.4			9,997.9
Carrying value				9,138.2			7,972.8
Net gains (losses) on investments				233.8			575.5
Equity price risk | Equity derivatives
Financial Risk Management.
Exposure/Notional amount				3,657.6			2,588.0
Carrying value				2,088.8			1,120.8
Net gains (losses) on investments				1,048.5			939.3
Equity price risk | Long equity total return swaps on Fairfax subordinate voting shares
Financial Risk Management.
Net gains (losses) on investments				840.6			1,033.5
Equity price risk | Other
Financial Risk Management.
Net gains (losses) on investments				$ 97.9			$ 32.8